Consolidated Statements of Changes in Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 2	$ 11,470	$ 1,444	$ (61,577)	$ (48,661)
Beginning balance, shares at Dec. 31, 2018	23,121
Share-based compensation expense		82			82
Cancellation of common stock
Cancellation of common stock, shares	(13)
Issuance of common stock
Issuance of common stock, shares	55
Foreign currency translation adjustment, net of tax of $0			(734)		(734)
Net Income				9,950	9,950
Ending balance, value at Dec. 31, 2019	$ 2	11,552	710	(51,627)	(39,363)
Ending balance, shares at Dec. 31, 2019	23,163
Share-based compensation expense		6			6
Share-based compensation expense, shares
Foreign currency translation adjustment, net of tax of $0			1,910		1,910
Net Income				3,033	3,033
Ending balance, value at Mar. 31, 2020	$ 2	11,558	2,620	(48,594)	(34,414)
Ending balance, shares at Mar. 31, 2020	23,163
Beginning balance, value at Dec. 31, 2019	$ 2	11,552	710	(51,627)	(39,363)
Beginning balance, shares at Dec. 31, 2019	23,163
Share-based compensation expense		23			23
Cancellation of common stock		(11)			(11)
Cancellation of common stock, shares	(64)
Issuance of common stock
Issuance of common stock, shares	180
Foreign currency translation adjustment, net of tax of $0			(294)		(294)
Net Income				16,009	16,009
Ending balance, value at Dec. 31, 2020	$ 2	11,564	416	(35,618)	(23,636)
Ending balance, shares at Dec. 31, 2020	23,279
Beginning balance, value at Mar. 31, 2020	$ 2	11,558	2,620	(48,594)	(34,414)
Beginning balance, shares at Mar. 31, 2020	23,163
Share-based compensation expense		8			8
Foreign currency translation adjustment, net of tax of $0			(682)		(682)
Net Income				3,803	3,803
Ending balance, value at Jun. 30, 2020	$ 2	11,566	1,938	(44,791)	(31,285)
Ending balance, shares at Jun. 30, 2020	23,163
Share-based compensation expense		9			9
Issuance of common stock, shares	180
Foreign currency translation adjustment, net of tax of $0			(704)		(704)
Net Income				4,689	4,689
Ending balance, value at Sep. 30, 2020	$ 2	11,575	1,234	(40,102)	(27,291)
Ending balance, shares at Sep. 30, 2020	23,343
Beginning balance, value at Dec. 31, 2020	$ 2	11,564	416	(35,618)	(23,636)
Beginning balance, shares at Dec. 31, 2020	23,279
Beneficial conversion feature for senior secured convertible debenture		375			375
Foreign currency translation adjustment, net of tax of $0			103		103
Net Income				253	253
Ending balance, value at Mar. 31, 2021	$ 2	11,939	519	(35,365)	(22,905)
Ending balance, shares at Mar. 31, 2021	23,279
Share-based compensation expense		31			31
Share-based compensation expense, shares	2,585
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt – related party debt discount	$ 1	354			355
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt - related party debt discount, shares	7,084
Beneficial conversion feature for senior secured convertible debenture		21			21
Foreign currency translation adjustment, net of tax of $0			(52)		(52)
Net Income				362	362
Ending balance, value at Jun. 30, 2021	$ 3	12,345	467	(35,003)	(22,188)
Ending balance, shares at Jun. 30, 2021	32,948
Share-based compensation expense		51			51
Share-based compensation expense, shares	315
Beneficial conversion feature for senior secured convertible debenture		500			500
Foreign currency translation adjustment, net of tax of $0			336		336
Net Income				(195)	(195)
Ending balance, value at Sep. 30, 2021	$ 3	$ 12,896	$ 803	$ (35,198)	$ (21,496)
Ending balance, shares at Sep. 30, 2021	33,263